FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current
Restricted cash	$ 45	$ 44
Derivative assets	38	34
Loans and notes receivable	32	2
Total current	115	80
Non-current
Restricted cash	218	215
Derivative assets	222	180
Loans and notes receivable	65	8
Other financial assets	16	14
Total non-current	$ 521	$ 417